LVIP Macquarie U.S. Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.32%
Automobiles–2.52%
†Tesla, Inc.	42,655	$11,159,828
		11,159,828
Broadline Retail–4.72%
†Amazon.com, Inc.	112,350	20,934,176
		20,934,176
Building Products–0.63%
Trane Technologies PLC	7,175	2,789,138
		2,789,138
Capital Markets–0.60%
Ameriprise Financial, Inc.	2,865	1,346,006
TPG, Inc.	23,132	1,331,478
		2,677,484
Communications Equipment–1.38%
†Arista Networks, Inc.	15,942	6,118,858
		6,118,858
Construction & Engineering–1.84%
Comfort Systems USA, Inc.	5,104	1,992,346
EMCOR Group, Inc.	14,267	6,142,372
		8,134,718
Consumer Finance–0.30%
Ally Financial, Inc.	37,814	1,345,800
		1,345,800
Consumer Staples Distribution & Retail–3.29%
Costco Wholesale Corp.	16,470	14,600,984
		14,600,984
Diversified Consumer Services–0.27%
†Grand Canyon Education, Inc.	8,405	1,192,249
		1,192,249
Electrical Equipment–0.32%
Vertiv Holdings Co. Class A	14,148	1,407,585
		1,407,585
Entertainment–2.16%
†Netflix, Inc.	5,519	3,914,461
†Spotify Technology SA	15,380	5,667,992
		9,582,453
Financial Services–2.47%
†Block, Inc.	32,912	2,209,382
Mastercard, Inc. Class A	6,041	2,983,046
Visa, Inc. Class A	20,985	5,769,826
		10,962,254
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–0.21%
†Pilgrim's Pride Corp.	20,539	$945,821
		945,821
Ground Transportation–1.00%
†Uber Technologies, Inc.	59,045	4,437,822
		4,437,822
Health Care Equipment & Supplies–0.66%
†Intuitive Surgical, Inc.	5,993	2,944,181
		2,944,181
Health Care Providers & Services–1.55%
McKesson Corp.	13,856	6,850,684
		6,850,684
Health Care Technology–0.89%
†Veeva Systems, Inc. Class A	18,866	3,959,407
		3,959,407
Hotels, Restaurants & Leisure–4.03%
Booking Holdings, Inc.	2,499	10,526,088
†DoorDash, Inc. Class A	41,505	5,924,009
†Expedia Group, Inc.	9,528	1,410,334
		17,860,431
Insurance–0.48%
Allstate Corp.	2,730	517,745
Progressive Corp.	6,378	1,618,481
		2,136,226
Interactive Media & Services–13.31%
Alphabet, Inc. Class A	117,223	19,441,435
Alphabet, Inc. Class C	84,687	14,158,819
Meta Platforms, Inc. Class A	39,309	22,502,044
†Pinterest, Inc. Class A	88,828	2,875,362
		58,977,660
IT Services–0.76%
†EPAM Systems, Inc.	6,022	1,198,558
†Twilio, Inc. Class A	16,568	1,080,565
†VeriSign, Inc.	5,655	1,074,224
		3,353,347
Life Sciences Tools & Services–0.41%
†Medpace Holdings, Inc.	5,468	1,825,218
		1,825,218
Pharmaceuticals–3.55%
Eli Lilly & Co.	15,470	13,705,492
Merck & Co., Inc.	17,869	2,029,203
		15,734,695
Semiconductors & Semiconductor Equipment–18.02%
†Advanced Micro Devices, Inc.	21,708	3,561,849
Applied Materials, Inc.	44,194	8,929,398
LVIP Macquarie U.S. Growth Fund–1

LVIP Macquarie U.S. Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	78,503	$13,541,767
Lam Research Corp.	6,487	5,293,911
Monolithic Power Systems, Inc.	3,994	3,692,453
NVIDIA Corp.	269,836	32,768,884
QUALCOMM, Inc.	70,988	12,071,509
		79,859,771
Software–19.04%
†Adobe, Inc.	19,307	9,996,778
†Appfolio, Inc. Class A	14,611	3,439,429
†Fortinet, Inc.	57,972	4,495,729
†Manhattan Associates, Inc.	28,737	8,086,017
Microsoft Corp.	88,832	38,224,410
Salesforce, Inc.	32,749	8,963,729
†ServiceNow, Inc.	12,490	11,170,931
		84,377,023
Specialty Retail–3.16%
Ross Stores, Inc.	23,789	3,580,482
TJX Cos., Inc.	88,713	10,427,326
		14,007,808
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–9.92%
Apple, Inc.	167,864	$39,112,312
NetApp, Inc.	39,515	4,880,498
		43,992,810
Textiles, Apparel & Luxury Goods–1.83%
†Deckers Outdoor Corp.	42,120	6,716,034
†Lululemon Athletica, Inc.	5,076	1,377,373
		8,093,407
Total Common Stock (Cost $249,448,507)		440,261,838

MONEY MARKET FUND–0.69%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	3,051,717	3,051,717
Total Money Market Fund (Cost $3,051,717)		3,051,717

TOTAL INVESTMENTS–100.01% (Cost $252,500,224)	443,313,555
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(58,130)
NET ASSETS APPLICABLE TO 37,837,180 SHARES OUTSTANDING–100.00%	$443,255,425

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
LVIP Macquarie U.S. Growth Fund–2